Schedule of Investments
September 30, 2019
(Unaudited)
Invesco Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers–100.19%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Alternative Funds–3.47%
Invesco Global Targeted Returns Fund, Class R6	3.47%	$10,034,541	$277,250	$(193,259)	$352,638	$(5,890)	$—	1,063,545	$10,465,280
Asset Allocation Funds–3.48%
Invesco Balanced-Risk Allocation Fund, Class R6(b)	3.48%	9,851,866	116,298	(569,622)	1,110,757	(1,429)	—	917,718	10,507,870
Domestic Equity Funds–25.90%
Invesco American Franchise Fund, Class R6(b)	2.48%	6,921,700	453,900	(1,437,763)	1,497,752	27,090	—	340,917	7,462,679
Invesco Diversified Dividend Fund, Class R6	5.57%	19,581,558	646,899	(6,490,115)	2,440,704	628,895	363,552	822,709	16,807,941
Invesco Equally-Weighted S&P 500 Fund, Class R6	6.47%	15,484,612	4,045,638	(3,059,760)	2,984,850	60,697	—	311,459	19,516,037
Invesco Growth and Income Fund, Class R6	4.47%	12,653,703	1,417,347	(2,484,682)	2,281,537	(374,155)	212,941	572,012	13,493,750
Invesco Russell Top 200 Pure Growth ETF	—	9,836,657	—	(11,734,378)	(3,156,351)	5,054,072	12,894	—	—
Invesco S&P 500® Pure Growth ETF	5.42%	—	17,053,152	(644,653)	(56,535)	377	78,670	138,076	16,352,341
Invesco S&P MidCap Low Volatility ETF	1.49%	—	4,379,294	—	117,967	—	48,682	85,483	4,497,261
Total Domestic Equity Funds		64,478,230	27,996,230	(25,851,351)	6,109,924	5,396,976	716,739		78,130,009
Fixed Income Funds–56.49%
Invesco 1-30 Laddered Treasury ETF	—	11,984,766	—	(12,175,908)	(1,339,039)	1,530,181	88,401	—	—
Invesco Core Plus Bond Fund, Class R6	16.89%	50,742,635	3,142,680	(6,708,211)	3,688,238	81,988	1,475,242	4,606,449	50,947,330
Invesco Emerging Market Flexible Bond Fund, Class R6	2.22%	8,551,223	252,163	(2,415,035)	695,684	(380,814)	252,163	1,126,592	6,703,221
Invesco Emerging Markets Sovereign Debt ETF	2.23%	4,221,995	2,321,562	(349,754)	511,807	9,093	210,656	230,350	6,714,703
Invesco Floating Rate Fund, Class R6	3.97%	11,249,015	713,129	(219,419)	252,107	(2,154)	455,803	1,625,024	11,992,678
Invesco High Yield Fund, Class R6	7.42%	21,000,197	1,228,246	(983,379)	1,183,414	(36,004)	997,065	5,529,006	22,392,474
Invesco Quality Income Fund, Class R5	5.94%	19,840,998	748,120	(3,129,044)	665,758	(205,787)	581,924	1,517,362	17,920,045
Invesco Short Duration Inflation Protected Fund, Class R6	4.21%	14,858,532	458,730	(2,910,998)	331,732	(48,157)	224,182	1,233,220	12,689,839
Invesco Short Term Bond Fund, Class R6	5.95%	16,947,512	852,316	(205,970)	365,214	334	409,465	2,085,878	17,959,406
Invesco Taxable Municipal Bond ETF	4.22%	—	12,824,122	(915,649)	781,300	57,067	192,481	393,421	12,746,840
Invesco Variable Rate Investment Grade ETF	3.44%	9,850,522	431,117	—	103,514	—	245,108	417,242	10,385,153
Total Fixed Income Funds		169,247,395	22,972,185	(30,013,367)	7,239,729	1,005,747	5,132,490		170,451,689
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Conservative Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–100.19%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Foreign Equity Funds–6.98%
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	$9,753,774	$—	$(10,809,164)	$476,979	$578,411	$42,460	—	$—
Invesco International Growth Fund, Class R6	2.77%	9,775,029	393,808	(3,641,538)	1,816,783	25,285	—	246,302	8,369,367
Invesco RAFI™ Strategic Developed ex-US ETF	4.21%	—	13,659,163	(787,907)	(166,391)	(4,092)	168,599	516,922	12,700,773
Total Foreign Equity Funds		19,528,803	14,052,971	(15,238,609)	2,127,371	599,604	211,059		21,070,140
Real Estate Funds–3.01%
Invesco Global Real Estate Income Fund, Class R6	3.01%	8,325,440	323,973	(675,524)	1,046,112	42,350	275,717	949,932	9,062,351
Money Market Funds–0.86%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	0.30%	875,858	13,910,089	(13,878,143)	—	—	8,406	907,804	907,804
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	0.22%	625,533	9,935,778	(9,912,884)	9	47	6,370	648,288	648,483
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	0.34%	823,922	15,897,245	(15,683,677)	—	—	7,232	1,037,491	1,037,490
Total Money Market Funds		2,325,313	39,743,112	(39,474,704)	9	47	22,008		2,593,777
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $275,173,226)	100.19%	$283,791,588	$105,482,019	$(112,016,436)	$17,986,540	$7,037,405	$6,358,013		$302,281,116
OTHER ASSETS LESS LIABILITIES	(0.19)%								(559,000)
NET ASSETS	100.00%								$301,722,116
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Growth Allocation Fund
Schedule of Investments in Affiliated Issuers–99.95%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Asset Allocation Funds–4.44%
Invesco Balanced-Risk Allocation Fund, Class R6(b)	4.44%	$40,324,153	$823,230	$(2,651,287)	$4,538,174	$92,996	$—	3,766,573	$43,127,266
Domestic Equity Funds–58.51%
Invesco All Cap Market Neutral Fund, Class R6(b)	3.28%	35,798,258	6,339,049	(6,776,164)	(444,564)	(3,103,494)	—	4,455,614	31,813,085
Invesco American Franchise Fund, Class R6(b)	5.62%	51,874,428	—	(8,740,494)	10,948,004	493,252	—	2,493,156	54,575,190
Invesco Comstock Fund, Class R6	7.18%	63,167,161	3,846,405	(5,764,798)	8,629,768	(174,915)	1,125,754	2,861,397	69,703,621
Invesco Diversified Dividend Fund, Class R6	9.68%	103,643,859	2,039,311	(28,203,203)	14,322,323	2,198,404	2,039,311	4,601,111	94,000,694
Invesco Equally-Weighted S&P 500 Fund, Class R6	9.40%	76,785,528	7,821,796	(8,384,446)	14,671,437	360,412	—	1,456,347	91,254,727
Invesco Long/Short Equity Fund, Class R6(b)	2.91%	27,119,623	2,871,813	—	(1,686,861)	—	—	3,275,992	28,304,575
Invesco Russell Top 200 Pure Growth ETF	—	63,124,485	1,029,176	(76,635,570)	(22,130,760)	34,612,669	86,898	—	—
Invesco S&P 500® Pure Growth ETF	9.86%	—	98,387,074	(2,125,703)	(533,360)	(7,674)	467,273	808,244	95,720,337
Invesco S&P MidCap Low Volatility ETF	2.99%	36,154,323	—	(13,312,581)	3,582,944	2,659,069	427,283	552,818	29,083,755
Invesco S&P SmallCap Low Volatility ETF	3.03%	26,964,939	169,241	(1,595,734)	3,859,502	32,072	458,440	601,964	29,430,020
Invesco Small Cap Equity Fund, Class R6(b)	2.22%	20,373,984	—	(2,449,446)	3,963,385	(320,380)	—	1,458,252	21,567,543
Invesco Small Cap Value Fund, Class R6(b)	2.34%	—	24,288,831	(549,242)	(901,425)	(77,152)	—	1,597,264	22,761,012
Total Domestic Equity Funds		505,006,588	146,792,696	(154,537,381)	34,280,393	36,672,263	4,604,959		568,214,559
Fixed Income Funds–10.69%
Invesco 1-30 Laddered Treasury ETF	—	22,458,572	1,869,104	(24,715,740)	(920,798)	1,308,862	171,004	—	—
Invesco Core Plus Bond Fund, Class R6	4.38%	47,136,634	4,286,842	(12,291,807)	3,594,552	(148,677)	1,353,860	3,849,688	42,577,544
Invesco Emerging Market Flexible Bond Fund, Class R6	—	8,960,924	107,155	(9,323,538)	633,603	(378,144)	107,155	—	—
Invesco Quality Income Fund, Class R5	2.19%	22,421,769	2,396,526	(4,083,492)	815,287	(250,617)	698,604	1,803,512	21,299,473
Invesco Short Term Bond Fund, Class R6	2.68%	15,681,620	11,734,940	(1,835,837)	424,413	7,227	514,039	3,021,180	26,012,363
Invesco Taxable Municipal Bond ETF	1.44%	—	13,974,929	(968,137)	888,605	69,035	223,151	431,001	13,964,432
Total Fixed Income Funds		116,659,519	34,369,496	(53,218,551)	5,435,662	607,686	3,067,813		103,853,812
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Growth Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–99.95%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Foreign Equity Funds–22.97%
Invesco Developing Markets Fund, Class R6	1.50%	$20,209,283	$—	$(9,166,473)	$2,799,862	$662,335	$—	408,822	$14,505,007
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	62,593,003	—	(69,481,309)	2,873,320	4,014,986	283,713	—	—
Invesco International Growth Fund, Class R6	6.27%	61,163,547	233,558	(12,193,955)	11,604,075	113,027	—	1,792,827	60,920,252
Invesco International Select Equity Fund, Class R6	5.93%	53,314,023	3,461,393	(9,727,178)	11,559,384	(1,034,012)	—	5,243,498	57,573,610
Invesco Low Volatility Emerging Markets Fund, Class R6	1.91%	18,041,928	593,350	—	(93,678)	—	—	3,095,426	18,541,600
Invesco RAFI™ Strategic Developed ex-US ETF	7.36%	—	73,840,374	(1,098,367)	(1,239,598)	26	954,649	2,910,152	71,502,435
Total Foreign Equity Funds		215,321,784	78,128,675	(101,667,282)	27,503,365	3,756,362	1,238,362		223,042,904
Real Estate Funds–2.97%
Invesco Global Real Estate Income Fund, Class R6	2.97%	22,872,831	5,943,187	(3,125,865)	3,085,382	45,107	856,911	3,021,032	28,820,642
Money Market Funds–0.37%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	0.13%	1,452,344	23,061,000	(23,243,989)	—	—	12,959	1,269,355	1,269,355
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	0.09%	1,037,332	16,626,474	(16,756,829)	(16)	(35)	9,816	906,654	906,926
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	0.15%	3,524,694	26,156,359	(28,230,362)	—	—	37,538	1,450,691	1,450,691
Total Money Market Funds		6,014,370	65,843,833	(68,231,180)	(16)	(35)	60,313		3,626,972
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $853,727,042)	99.95%	$906,199,245	$331,901,117	$(383,431,546)	$74,842,960	$41,174,379	$9,828,358		$970,686,155
OTHER ASSETS LESS LIABILITIES	0.05%								486,089
NET ASSETS	100.00%								$971,172,244
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Asset Allocation Funds–4.54%
Invesco Balanced-Risk Allocation Fund, Class R6(b)	4.54%	$29,421,319	$142,584	$(842,730)	$3,334,292	$44,584	$—	2,803,498	$32,100,049
Domestic Equity Funds–44.09%
Invesco All Cap Market Neutral Fund, Class R6(b)	2.39%	19,469,293	3,555,615	(4,179,345)	48,317	(2,008,120)	—	2,364,952	16,885,760
Invesco American Franchise Fund, Class R6(b)	4.18%	27,826,450	—	(4,345,007)	5,856,187	247,896	—	1,351,554	29,585,526
Invesco Comstock Fund, Class R6	4.89%	32,944,909	572,026	(3,297,473)	4,425,040	(83,311)	572,026	1,418,768	34,561,191
Invesco Diversified Dividend Fund, Class R6	7.20%	65,447,952	1,414,218	(26,132,229)	7,321,933	2,867,653	1,165,954	2,492,390	50,919,527
Invesco Equally-Weighted S&P 500 Fund, Class R6	8.50%	41,256,638	15,219,577	(4,428,361)	7,781,022	328,525	—	960,061	60,157,401
Invesco Long/Short Equity Fund, Class R6(b)	1.91%	13,112,694	1,238,049	(20,001)	(793,545)	(6,069)	—	1,566,103	13,531,128
Invesco Russell Top 200 Pure Growth ETF	—	39,867,742	196,334	(47,829,415)	(14,590,908)	22,356,247	53,570	—	—
Invesco S&P 500® Pure Growth ETF	8.32%	—	60,024,287	(823,915)	(328,121)	14,461	287,990	497,228	58,886,712
Invesco S&P MidCap Low Volatility ETF	2.27%	14,998,893	—	(1,630,459)	2,288,528	379,881	218,694	304,825	16,036,843
Invesco S&P SmallCap Low Volatility ETF	1.51%	11,596,119	—	(2,526,538)	1,527,323	105,655	167,359	218,911	10,702,559
Invesco Small Cap Equity Fund, Class R6(b)	1.97%	13,202,588	—	(1,599,946)	2,347,650	(83)	—	943,219	13,950,209
Invesco Small Cap Value Fund, Class R6(b)	0.95%	—	7,047,444	—	(361,287)	—	—	469,204	6,686,157
Total Domestic Equity Funds		279,723,278	89,267,550	(96,812,689)	15,522,139	24,202,735	2,465,593		311,903,013
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Moderate Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Fixed Income Funds–31.90%
Invesco 1-30 Laddered Treasury ETF	—	$22,814,719	$1,127,589	$(24,326,676)	$(2,843,754)	$3,228,122	$176,620	—	$—
Invesco Core Plus Bond Fund, Class R6	9.72%	67,015,191	4,511,007	(7,900,616)	5,142,045	11,251	2,020,252	6,218,705	68,778,878
Invesco Emerging Market Flexible Bond Fund, Class R6	1.48%	13,035,263	394,739	(3,465,028)	1,716,569	(1,219,846)	394,739	1,758,268	10,461,697
Invesco Emerging Markets Sovereign Debt ETF	1.49%	8,176,118	1,956,364	(497,222)	906,334	10,006	364,145	361,976	10,551,600
Invesco Floating Rate Fund, Class R6	3.24%	13,170,035	9,786,299	(185,657)	161,309	(1,645)	730,220	3,107,092	22,930,341
Invesco High Yield Fund, Class R6	3.28%	18,160,636	4,280,167	(236,463)	959,208	(1,183)	967,006	5,719,103	23,162,365
Invesco Quality Income Fund, Class R5	3.24%	40,876,882	2,770,489	(21,516,373)	2,177,436	(1,415,257)	986,363	1,938,457	22,893,177
Invesco Short Duration Inflation Protected Fund, Class R6	3.22%	21,208,334	1,621,483	(504,711)	441,199	(5,004)	380,087	2,211,983	22,761,301
Invesco Short Term Bond Fund, Class R6	3.23%	17,913,406	5,086,225	(563,860)	425,805	2,438	493,246	2,655,518	22,864,014
Invesco Taxable Municipal Bond ETF	3.00%	—	21,872,437	(2,042,138)	1,369,897	51,677	332,326	655,922	21,251,873
Total Fixed Income Funds		222,370,584	53,406,799	(61,238,744)	10,456,048	660,559	6,845,004		225,655,246
Foreign Equity Funds–15.82%
Invesco Developing Markets Fund, Class R6	0.74%	6,528,036	—	(2,444,311)	751,099	380,524	—	146,994	5,215,348
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	—	36,497,730	172,126	(40,628,637)	1,222,685	2,736,096	160,230	—	—
Invesco International Growth Fund, Class R6	4.71%	33,013,632	—	(5,972,277)	6,749,895	(456,732)	—	981,004	33,334,518
Invesco International Select Equity Fund, Class R6	4.51%	25,970,210	5,700,368	(4,761,619)	5,602,997	(583,214)	—	2,907,900	31,928,742
Invesco Low Volatility Emerging Markets Fund, Class R6	0.71%	6,560,825	—	(1,646,390)	459,498	(387,992)	—	832,378	4,985,941
Invesco RAFI™ Strategic Developed ex-US ETF	5.15%	—	37,268,393	(141,776)	(682,286)	(1,370)	493,129	1,483,230	36,442,961
Total Foreign Equity Funds		108,570,433	43,140,887	(55,595,010)	14,103,888	1,687,312	653,359		111,907,510
Real Estate Funds–3.05%
Invesco Global Real Estate Income Fund, Class R6	3.05%	16,496,066	4,269,174	(1,449,474)	2,215,235	48,600	628,101	2,262,013	21,579,601
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Schedule of Investments—(continued)
September 30, 2019
(Unaudited)
Invesco Moderate Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–100.04%(a)
	% of Net Assets 09/30/19	Value 12/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 09/30/19	Value 09/30/19
Money Market Funds–0.64%
Invesco Government & Agency Portfolio, Institutional Class, 1.83%(c)	0.22%	$1,765,432	$17,715,365	$(17,901,257)	$—	$—	$20,456	1,579,540	$1,579,540
Invesco Liquid Assets Portfolio, Institutional Class, 1.98%(c)	0.16%	1,261,060	12,653,832	(12,786,534)	107	(10)	15,510	1,128,117	1,128,455
Invesco Treasury Portfolio, Institutional Class, 1.79%(c)	0.26%	1,133,671	20,260,437	(19,588,920)	—	—	10,126	1,805,188	1,805,188
Total Money Market Funds		4,160,163	50,629,634	(50,276,711)	107	(10)	46,092		4,513,183
TOTAL INVESTMENTS IN Affiliated Issuers (Cost $616,525,917)	100.04%	$660,741,843	$240,856,628	$(266,215,358)	$45,631,709	$26,643,780	$10,638,149		$707,658,602
OTHER ASSETS LESS LIABILITIES	(0.04)%								(247,889)
NET ASSETS	100.00%								$707,410,713
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from September 30, 2019.
(c)	The rate shown is the 7-day SEC standardized yield as of September 30, 2019.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Allocation Funds

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2019
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Allocation Funds